Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
25 — Subsequent Events
On January 5, 2022, The Hagerty Group, a subsidiary of Hagerty, Inc. entered into a Common Stock Purchase Agreement (the “Agreement”) with Broad Arrow Group, Inc., a Delaware corporation (“BAG”), and additional purchasers, whereby the Company invested in BAG. Under the terms of the Agreement, the Company invested $15.25 million in exchange for ownership of approximately 40% of BAG and entered into a joint venture with BAG. Based in Ann Arbor, MI, the joint venture between BAG and Hagerty will enhance Hagerty’s portfolio of automotive-focused offerings for car enthusiasts by offering new services for the buying and selling of collector cars. Further, Hagerty will appoint two of the seven members to the Board of Directors of BAG. Kenneth Ahn, who will serve as the Chief Executive Officer of BAG, will also be employed at Hagerty, as President of Marketplace. Hagerty has employed three other BAG founders as executives within the Marketplace team.
As of March 23, 2022 the Exchange Agreement was amended to revise the option for the Company to settle the exchange of Class V Common Stock and associated Hagerty Group Units in cash. Under the terms of the amendment, a cash exchange is only allowable in the event that net cash proceeds are received from a new permanent equity offering. The result of the amendment will be a reversal of the adjustment made to recognize the redeemable non-controlling
interest at the greater of the initial fair value or the accreted redemption value and reclassification from temporary equity to permanent equity. The following table illustrates the impact from the amendment of the Exchange Agreement on Total equity as if the amendment occurred on December 31, 2021.

in thousands
Total equity as of December 31, 2021	$(322,476)
Reclassification of temporary equity as a result of the Exchange Agreement amendment	593,277

Total equity adjusted for the Exchange Agreement amendment	$270,801